Condensed Consolidated Statements of Cash Flows (Parenthetical) (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Issuance of common stock, net of costs	$ 185,000	$ 185,000